NATURE OF OPERATIONS (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure Of Nature Of Operations [Abstract]
Disclosure of subsidiaries [Table Text Block]
Name of subsidiary	Principal activity	Place of incorporation and operation	Proportion of ownership interest and voting power held
			August 31, 2022	August 31, 2021

Platinum Group Metals (RSA) (Pty) Ltd.	Development	South Africa	100.00%	100.00%
Mnombo Wethu Consultants (Pty) Limited(1)	Development	South Africa	49.95%	49.95%
Waterberg JV Resources (Pty) Ltd.(1),(2)	Development	South Africa	37.05%	37.05%
Lion Battery Technologies Inc.	Research	Canada	53.70%	53.70%

Notes:

(1) The Company controls and consolidates Mnombo Wethu Consultants (Pty) Limited ("Mnombo") and Waterberg JV Resources (Pty) Ltd. ("Waterberg JV Co.") for accounting purposes.

(2) Effective ownership of Waterberg JV Co. is 63.05% when Mnombo's ownership portion is combined with Platinum Group Metals (RSA) (Pty) Ltd. ("PTM RSA") ownership portion.